Derivatives - Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Notional amount	$ 512,740	$ 571,543
Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	121,938
Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	284,538
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	106,264
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	16,699,733	17,857,921
Derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	8,355,792
Derivatives [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,972,549
Derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	2,371,392
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	13,192,081	14,705,399
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	546,112	884,565
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,478,749	1,846,927
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	10,347,874	11,412,846
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	366,308	246,268
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	453,038	314,793
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	5,716,624
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	422,942
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,431,511
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,184,527
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	293,678
Derivatives [member] | Interest rate contracts [member] | Within 1 year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	383,966
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,313,338
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	123,170
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	46,454
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,020,569
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	63,196
Derivatives [member] | Interest rate contracts [member] | Over 1 year to 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	59,949
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	2,162,119
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	784
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,142,778
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	9,434
Derivatives [member] | Interest rate contracts [member] | Over 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	9,123
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,214,031	2,853,682
Derivatives [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount		16
Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	148,254	190,465
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	17,903	27,654
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	17,920	27,295
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,036,494	1,749,551
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	993,460	858,701
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	2,416,212
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	137,409
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	15,796
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	15,671
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,993,627
Derivatives [member] | Foreign exchange contracts [member] | Within 1 year [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	253,709
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	595,348
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	10,761
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	1,830
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	1,964
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	36,992
Derivatives [member] | Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	543,801
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	202,471
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	84
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	277
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	285
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,875
Derivatives [member] | Foreign exchange contracts [member] | Over 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	195,950
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,286	13,782
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,742	12,670
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,544	1,112
Derivatives [member] | Credit Derivative Contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	2,279
Derivatives [member] | Credit Derivative Contracts [member] | Within 1 year [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	1,869
Derivatives [member] | Credit Derivative Contracts [member] | Within 1 year [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	410
Derivatives [member] | Credit Derivative Contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,427
Derivatives [member] | Credit Derivative Contracts [member] | Over 1 year to 5 years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	4,526
Derivatives [member] | Credit Derivative Contracts [member] | Over 1 year to 5 years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	901
Derivatives [member] | Credit Derivative Contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	6,580
Derivatives [member] | Credit Derivative Contracts [member] | Over 5 years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	6,347
Derivatives [member] | Credit Derivative Contracts [member] | Over 5 years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	233
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	279,335	285,058
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	176,064	188,371
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	103,271	$ 96,687
Derivatives [member] | Other contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	220,677
Derivatives [member] | Other contracts [member] | Within 1 year [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	132,950
Derivatives [member] | Other contracts [member] | Within 1 year [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	87,727
Derivatives [member] | Other contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	58,436
Derivatives [member] | Other contracts [member] | Over 1 year to 5 years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	43,103
Derivatives [member] | Other contracts [member] | Over 1 year to 5 years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	15,333
Derivatives [member] | Other contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	222
Derivatives [member] | Other contracts [member] | Over 5 years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	11
Derivatives [member] | Other contracts [member] | Over 5 years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 211